Significant Accounting Policies (Details 2) - USD ($) $ in Thousands	Jun. 30, 2019	Jan. 01, 2019
Significant Accounting Policies [Abstract]
Operating lease commitments as of December 31, 2018 discounted by the incremental borrowing rate as of January 1, 2019		$ 1,659
Addition - Adjustments due to different treatment of extension options		1,833
Lease liabilities as of January 1, 2019	$ 3,608	$ 3,492